Reversal of (provision for) impairment losses due to credit loss - Reversal of (provision for) Impairment Losses due to credit loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment losses due to credit loss [Abstract]
Provision for impairment loss due to credit loss on financial assets at FVTOCI	₩ (8,868)	₩ (16,542)	₩ 827
Reversal of (provision for) impairment loss due to credit loss on securities at amortized cost	3,287	(5,549)	(3,151)
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(1,715,074)	(1,839,987)	(881,668)
Reversal of provision for guarantee (Provision for guarantee)	5,250	(3,555)	(7,611)
Provision for unused loan commitment	(890)	(29,283)	6,332
Total	₩ (1,716,295)	₩ (1,894,916)	₩ (885,271)